Cover	Jan. 24, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 24, 2022
Entity File Number	001-39845
Entity Registrant Name	IVANHOE CAPITAL ACQUISITION CORP.
Entity Central Index Key	0001819142
Entity Tax Identification Number	98-1567584
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1177 Avenue of the Americas
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	646
Local Phone Number	452-7037
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	IVAN.U
Security Exchange Name	NYSE
Class A Ordinary Shares Par Value 0. 0001 Par Value [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	IVAN
Security Exchange Name	NYSE
Redeemable Warrants Each Warrant Exercisable For One Class A Ordinary Share Each At An Exercise Price Of 11. 50 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	IVAN WS
Security Exchange Name	NYSE